Interest and Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowing costs [abstract]
Interest expense (recovery)	$ 16,879
Interest expense (recovery)		$ (678)
Finance fees	2,500	2,293
Accretion expense (Note 17)	9,903	6,524
Interest and finance expense	$ 29,282	$ 8,139